Share based compensation (Schedule of Restricted Share Activity) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 CNY (¥) $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 CNY (¥) shares
Weighted-Average Grant-Date Fair Value
Weighted average recognition period for unamortized share-based compensation cost	1 year 9 months 14 days
Service-Based Restricted Share Units (RSUs)
Number of Shares
Outstanding, beginning (in shares) | shares	241,266		290,448
Granted (in shares) | shares	575,000		100,000
Vested (in shares) | shares	(131,782)		(84,107)
Forfeited (in shares) | shares	(47,909)		(65,075)
Outstanding, ending ( in shares) | shares	636,575		241,266		290,448
Weighted-Average Grant-Date Fair Value
Outstanding (in dollars per share) | $ / shares		$ 11.77		$ 17.33
Granted (in dollars per share) | $ / shares		3.75		4.08
Vested (in dollars per share) | $ / shares		8.48		18.55
Forfeited (in dollars per share) | $ / shares		15.64		16.04
Outstanding (in dollars per share) | $ / shares		$ 4.92		$ 11.77
Share-based compensation expenses | ¥	¥ 9,410		¥ 9,615		¥ 7,945
Unamortized share-based compensation cost, founders' shares | ¥	¥ 13,972	$ 13,972
Weighted average recognition period for unamortized share-based compensation cost	3 years 1 month 2 days